STOCKHOLDERS' EQUITY (DEFICIT) (CAD)	Common Stock	Deficit Accumulated Exploration Stage	Additional Paid-In Capital	Total
Beginning balance, amount at Aug. 07, 2003	0	0	0	0
Beginning balance, shares at Aug. 07, 2003	300,000
Common stock issued, shares	95,000
Common stock issued, amount			95,000	95,000
Net income (loss) for the year		(14,261)		(14,261)
Ending balance, amount at Dec. 31, 2003		(14,261)	95,000	80,739
Ending balance, shares at Dec. 31, 2003	395,000
Common stock issued, shares	574
Common stock issued, amount			5,735	5,735
Net income (loss) for the year		(88,541)		(88,541)
Ending balance, amount at Dec. 31, 2004		(102,802)	100,735	(2,067)
Ending balance, shares at Dec. 31, 2004	395,574
Stock-based compensation			35,145	35,145
Net income (loss) for the year		(102,996)		(102,996)
Ending balance, amount at Dec. 31, 2005		(205,798)	135,880	(69,918)
Beginning balance, shares at Dec. 31, 2005	395,574
Conversion of bridge loans to equity, shares	7,316
Conversion of bridge loans to equity, amount			124,367	124,367
Common stock issued, shares	11,000
Common stock issued, amount			550,000	550,000
Issuance of shares upon the exercise of stock options, shares	2,250
Issuance of shares upon the exercise of stock options, amount			56,250	56,250
Stock-based compensation			27,039	27,039
Net income (loss) for the year		(328,650)		(328,650)
Ending balance, amount at Dec. 31, 2006		(534,448)	893,536	359,088
Ending balance, shares at Dec. 31, 2006	416,139
Stock-based compensation			6,725	6,725
Net income (loss) for the year		(311,873)		(311,873)
Ending balance, amount at Dec. 31, 2007		(846,321)	900,261	53,940
Ending balance, shares at Dec. 31, 2007	416,139
Stock-based compensation			2,091	2,091
Net income (loss) for the year		99,506		99,506
Ending balance, amount at Dec. 31, 2008		(746,815)	902,352	155,537
Beginning balance, shares at Dec. 31, 2008	416,139
Issuance of shares upon the exercise of warrants, shares	10,000
Issuance of shares upon the exercise of warrants, amount			100,000	100,000
Net income (loss) for the year		(226,149)		(268,316)
Ending balance, amount at Dec. 31, 2009		(972,964)	1,002,352	29,388
Ending balance, shares at Dec. 31, 2009	426,139
Stock-based compensation				0
Share cancellation	(160,000)
Net income (loss) for the year		(28,791)		(28,791)
Ending balance, amount at Dec. 31, 2010		(1,001,755)	1,002,352	597
Ending balance, shares at Dec. 31, 2010	266,139
Stock-based compensation				0
Shares issued in reverse split	13
Net income (loss) for the year		(41,831)		(41,831)
Ending balance, amount at Dec. 31, 2011		(1,043,586)	1,002,352	(41,234)
Ending balance, shares at Dec. 31, 2011	266,152
Common stock issued, shares	36,000,000
Common stock issued, amount			35,564	35,564
Stock-based compensation				0
Shares issued to acquire property Interest, shares	50,000,000
Shares issued to acquire property Interest, amount			51,425	51,425
Net income (loss) for the year		(76,223)		(76,223)
Ending balance, amount at Dec. 31, 2012		(1,119,809)	1,089,341	(30,468)
Ending balance, shares at Dec. 31, 2012	86,266,152